COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Oct. 18, 2022	Nov. 03, 2021	Sep. 14, 2021	Apr. 26, 2021
Chengguo [Member] | Sanguo Game Software Development [Member]
Product Liability Contingency [Line Items]
Total contract amount				$ 1,263,642
Contract amount paid				439,098
Total contract amount expected to be paid				$ 252,728
Chengguo [Member] | Monopoly Game Software Development [Member]
Product Liability Contingency [Line Items]
Total contract amount			$ 906,434
Contract amount paid			332,394
Total contract amount expected to be paid			$ 272,495
Chengguo [Member] | Platform Development [Member]
Product Liability Contingency [Line Items]
Total contract amount	$ 1,601,084
Contract amount paid	1,004,222
Total contract amount expected to be paid	$ 399,565
Fuzhou Qirui [Member] | Box Game Software Development [Member]
Product Liability Contingency [Line Items]
Total contract amount		$ 1,280,585
Contract amount paid		612,721
Total contract amount expected to be paid		$ 635,351